Updating Summary Prospectus for Existing Investors
October 19, 2022
Executive Benefit VUL A Flexible Premium Variable Universal Life Insurance Policy
offered by
Empower Annuity Insurance Company of America
(formerly, Great‑West Life & Annuity Insurance Company)
A Stock Company
in connection with its COLI VUL‑2 Series Account
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (303) 737‑3000

This Updating Summary Prospectus describes a flexible premium variable universal life insurance policy (the “Policy”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Policy.
The Prospectus for the Executive Benefit VUL contains more information about the Policy, including its features, benefits, and risks. You can find the Prospectus and other information about the Policy online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com. The Policy is no longer offered for sale.
Additional information about certain investment products, including variable life insurance, has been prepared by the SEC’s staff and is available at Investor.gov.
C000031797

FUND APPENDIX — FUNDS AVAILABLE UNDER YOUR POLICY	FUND-1

SPECIAL TERMS
Account Value The sum of the value of your interests in the Divisions, the Fixed Account and the Loan Account. This amount reflects: (1) the Premiums you pay; (2) the investment performance of the Divisions you select; (3) any Policy loans or partial withdrawals; (4) your Loan Account balance; and (5) the charges we deduct under the Policy.
Beneficiary The person(s) named by the Owner to receive the Death Benefit Proceeds upon the death of the Insured.
Business Day Any day that we are open for business. We are open for business every day that the NYSE is open for trading.
Corporate Headquarters Empower Annuity Insurance Company of America (formerly, Great-West Life & Annuity Insurance Company), 8515 E. Orchard Road Greenwood Village, Colorado 80111 Telephone: (303) 737-3000, or such other address as we may hereafter specify to you by written notice.
Death Benefit Proceeds The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt, and increased by the amounts payable under any supplemental benefits.
Divisions Divisions into which the assets of the Series Account are divided, each of which corresponds to and contains shares of a Fund. Divisions may also be referred to as “investment divisions” or “Sub-Accounts” in the prospectus, SAI or Series Account financial statements.
Effective Date The date on which the first Premium payment is credited to the Policy.
Fixed Account A division of our General Account that provides a fixed interest rate. This account is not part of and does not depend on the investment performance of the Sub-Accounts. The Fixed Account is not an available option for Pre-2009 Policies.
Fund An underlying mutual fund in which a Division invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.
General Account All of our assets other than those held in a separate investment account.
Insured The person whose life is insured under the Policy.
Loan Account All outstanding loans plus credited loan interest held in the General Account of the Company. The Loan Account is not part of the Series Account.
MEC Modified Endowment Contract. For more information regarding MECs, see “Modified Endowment Contracts”.
NYSE New York Stock Exchange.
Owner The person(s) named in the application who is entitled to exercise all rights and privileges under the Policy, while the Insured is living. The purchaser of the Policy will be the Owner unless otherwise indicated in the application.
Policy Anniversary The same day in each succeeding year as the day of the year corresponding to the Policy Date.
Policy Date The effective date of coverage under this Policy. The Policy Months, Policy Years and Policy Anniversaries are measured from the Policy Date.
Policy Debt The principal amount of any outstanding loan against the Policy plus accrued but unpaid interest on such loan.
Policy Month The one-month period commencing on the same day of the month as the Policy Date.
Policy Year The one-year period commencing on the Policy Date or any Policy Anniversary and ending on the next Policy Anniversary.
Pre-2009 Policy A Policy issued before January 1, 2009. Owners of a Pre-2009 Policy may continue to make additional premium payments. For information about how the Pre-2009 Policy differs from the Policy that we offer until April 30, 2011, please see Appendix B.
Premiums Amounts received and allocated to the Sub-Account(s) prior to any deductions.
Request Any instruction in a form, written, telephoned or computerized, satisfactory to the Company and received in good order at the Corporate Headquarters from the Owner or the Owner’s assignee (as specified in a form acceptable to the Company) or the Beneficiary, (as applicable) as required by any provision of this Policy or as required by the Company. The Request is subject to any action taken or payment made by the Company before it was processed.
SEC The United States Securities and Exchange Commission.
Series Account The segregated investment account established by the Company as a separate account under Colorado law named the COLI VUL-2 Series Account. It is registered as a unit investment trust under the 1940 Act. The Series Account may also be referred to herein as the “Variable Account.” The Series Account may also be referred to herein as the “Variable Account.”
Sub-Account Sub-division(s) of the Owner’s Account Value containing the value credited to the Owner from the Series Account. Sub-Accounts may also be referred to as “investment divisions” or “Divisions” in the prospectus, SAI or Series Account financial statements.
Transaction Date The date on which any Premium payment or Request from the Owner will be processed by the Company. Premium payments and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next Business Day. Requests will be processed and the Sub-Account value will be valued on the day that the Premium payments or Request is received and the NYSE is open for trading.
Transfer The moving of money from one or more Division(s) or the Fixed Account to one or more Division(s) or the Fixed Account.
Unit An accounting unit of measurement that we use to calculate the value of each Division.
Unit Value The value of each Unit in a Division.
Valuation Date The date on which the net asset value of each Fund is determined. A Valuation Date is each day that the NYSE is open for regular business. The value of a Division’s assets is determined at the end of each Valuation Date (generally 4:00 p.m. EST/EDT). To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.
Valuation Period The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Value for each Valuation Date as of the close of the NYSE (generally 4:00 p.m. EST/EDT) on that Valuation Date.

UPDATED INFORMATION ABOUT YOUR EXECUTIVE BENEFIT VUL POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Policy.
As of August 1, 2022, Great-West Life & Annuity Insurance Company and other entities within the Company’s corporate group, including the underlying variable insurance funds historically marketed under the “Great-West Funds” brand, have adopted the brand name “Empower.”
The following funds are now offered for investment:
American Funds IS® Capital World Growth & Income 2
American Funds IS® Capital World Bond 2
American Funds IS® Washington Mutual Investor 2
Fidelity® VIP Extended Market Index Service 2
Fidelity® VIP International Index Service 2
Invesco VI Diversified Dividend I
Janus Henderson VIT Global Sustainable Equity Institutional
MFS® VIT II Research International Initial
MFS® VIT New Discovery Initial
PIMCO Income Institutional
PIMCO International Bond (USD-Hdg) Adm

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE EXECUTIVE BENEFIT VUL POLICY
FEES AND EXPENSES
Charges for Early Withdrawal
There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLES” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLES — TRANSACTION FEES” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLES” in the Prospectus and “FUND APPENDIX - FUNDS AVAILABLE UNDER YOUR POLICY”, which is part of this Updating Summary Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment options (Portfolio fees and expenses)	0.10%	3.10%
RISKS
Risk of Loss	You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “THE SERIES ACCOUNT AND FUNDS” in the Prospectus and “FUND APPENDIX — FUNDS AVAILABLE UNDER YOUR POLICY” which is part of this Updating Summary Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Depositor, Empower, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

RISKS
Policy Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient premium payments, withdrawals, unpaid loans, or loan interest.
There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

RESTRICTIONS
Investment Options
While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this Summary Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, “SERIES ACCOUNT AND THE FUNDS” and “TRANSFERS” in the Prospectus.

Optional Benefits
Optional benefits are subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds.
For additional information about the optional benefits, see “OPTIONAL BENEFITS UNDER THE POLICY” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy (such as in connection with a plan involving covered employees). Withdrawals and surrenders may be subject to income tax, and will be taxed at ordinary rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan. Purchases through individual retirement accounts (IRAs) are not permitted under the Internal Revenue Code.
For additional information about tax implications, see “TAX CONSIDERATIONS” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “THE SERIES ACCOUNT AND THE FUNDS - Payments We Receive; Payments We Make.” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.
For additional information about exchanges, see “USE OF THE POLICY — Replacement of Life Insurance or Annuities” in the Prospectus.

FUND APPENDIX
FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-268-1545, or by sending an email request to gwexecbenefits@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	Alger Small Cap Growth I-2(2)	0.96%	-6.06%	21.54%	15.24%
U.S. Equity	American Century VP Capital Appreciation I(1)	0.91%	11.16%	19.89%	15.64%
Taxable Bond	American Century VP Inflation Protection II(2)	0.71%	6.27%	5.01%	2.82%
International Equity	American Century VP International I(1)(2)	0.99%	8.75%	14.35%	10.06%
U.S. Equity	American Century VP Mid Cap Value I(1)	0.75%	23.20%	9.41%	12.82%
U.S. Equity	American Century VP Ultra® I(1)	0.79%	22.99%	26.83%	20.03%
U.S. Equity	American Century VP Value I(1)	0.73%	24.51%	9.55%	12.03%
Taxable Bond	American Funds IS® Capital World Bond 2	0.75%	-4.92%	3.49%	2.07%
International Equity	American Funds IS® Capital World Growth & Income 2(1)	0.67%	14.78%	13.27%	11.63%
International Equity	American Funds IS® Global Small Cap 2(1)	0.90%	6.74%	15.45%	12.51%
U.S. Equity	American Funds IS® Growth 2	0.60%	21.97%	25.43%	19.71%
U.S. Equity	American Funds IS® Growth-Income 2	0.54%	24.10%	16.39%	15.42%
International Equity	American Funds IS® International 2	0.79%	-1.49%	9.63%	8.13%
International Equity	American Funds IS® New World 2(1)(2)	0.82%	4.92%	13.25%	8.67%
U.S. Equity	American Funds IS® Washington Mutual Investor 2(1)	0.52%	27.78%	12.50%	13.75%
Allocation	BlackRock 60/40 Target Allocation ETF VI I(1)	0.38%	11.99%	11.27%	—
Allocation	BlackRock Global Allocation V.I. I - BlackRock (Singapore) Limited(1)	0.75%	6.67%	9.95%	7.94%
Taxable Bond	BlackRock High Yield V.I. I - BlackRock International Limited(1)	0.57%	5.34%	6.36%	6.78%
U.S. Equity	BNY Mellon Stock Index Initial - Mellon Investments Corporation	0.26%	28.40%	18.17%	16.26%
U.S. Equity	ClearBridge Variable Mid Cap I - ClearBridge Investments, LLC	0.85%	28.71%	14.26%	14.33%
U.S. Equity	ClearBridge Variable Small Cap Growth I - ClearBridge Investments, LLC	0.81%	12.61%	21.34%	17.14%
U.S. Equity	Columbia VP Small Cap Value 1(2)	0.97%	29.19%	9.83%	11.92%
Sector Equity	Davis Financial - Davis Selected Advisers (New York) Inc	0.70%	31.76%	10.71%	13.16%
U.S. Equity	Davis Value Portfolio - Davis Selected Advisers (New York) Inc(2)	0.70%	17.85%	12.84%	12.77%
International Equity	Delaware VIP International Series Standard - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited(1)	0.86%	6.87%	10.81%	8.15%
U.S. Equity	Delaware VIP Small Cap Value Series Service - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.05%	34.01%	9.22%	11.78%
Taxable Bond	DFA Inflation-Protected Securities I	0.11%	5.55%	5.44%	3.10%
FUND-1

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Taxable Bond	DFA VIT Inflation-Protected Securities Institutional - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	5.58%	5.44%	—
U.S. Equity	DWS Core Equity VIP A	0.59%	25.30%	16.70%	16.17%
U.S. Equity	DWS CROCI US VIP A(1)(2)	0.65%	26.69%	10.23%	8.71%
International Equity	DWS Global Small Cap VIP A(1)	0.80%	14.94%	9.32%	9.20%
Taxable Bond	DWS High Income VIP A(1)	0.71%	4.00%	6.02%	6.16%
U.S. Equity	DWS Small Cap Index VIP A - Northern Trust Investments Inc(1)	0.39%	14.50%	11.69%	12.98%
U.S. Equity	DWS Small Mid Cap Value VIP A(1)(2)	0.83%	30.50%	7.87%	10.52%
Taxable Bond	Eaton Vance VT Floating-Rate Income Initial	1.18%	3.63%	3.19%	3.53%
Allocation	Empower Aggressive Profile Investor	1.15%	19.49%	12.77%	12.62%
U.S. Equity	Empower Ariel Mid Cap Value Investor - Ariel Investments, LLC(1)	1.05%	26.13%	10.98%	13.08%
Taxable Bond	Empower Bond Index Investor(1)	0.50%	-2.39%	3.02%	2.42%
Allocation	Empower Conservative Profile Investor(1)	0.78%	6.35%	5.95%	5.66%
Taxable Bond	Empower Core Bond Investor(1)	0.70%	-1.55%	3.57%	3.01%
International Equity	Empower Emerging Markets Equity Investor - UBS Asset Management (Americas) Inc; Lazard Asset Management LLC(1)	1.23%	-4.43%	—	—
Taxable Bond	Empower Global Bond Investor(1)	1.01%	-6.46%	0.84%	1.74%
Money Market	Empower Government Money Market Investor(1)	0.46%	0.01%	0.77%	0.38%
Taxable Bond	Empower Inflation-Protected Securities Investor - Goldman Sachs Asset Management, L.P.(1)	0.70%	4.76%	—	—
International Equity	Empower International Index Investor - Irish Life Inv Managers Ltd	0.65%	10.75%	9.16%	7.54%
International Equity	Empower International Value Investor - LSV Asset Management; Massachusetts Financial Services Company	1.06%	10.83%	9.65%	10.26%
U.S. Equity	Empower Large Cap Growth Investor - Amundi Asset Management US, Inc.; JPMorgan Investment Management Inc.(1)	1.00%	20.84%	24.82%	18.92%
U.S. Equity	Empower Large Cap Value Investor II - T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC(1)	0.81%	26.15%	—	—
Allocation	Empower Lifetime 2015 Investor(1)	0.80%	8.48%	8.05%	7.69%
Allocation	Empower Lifetime 2020 Investor(1)	0.83%	9.17%	8.62%	—
Allocation	Empower Lifetime 2025 Investor(1)	0.85%	10.16%	9.44%	9.32%
Allocation	Empower Lifetime 2030 Investor(1)	0.87%	11.60%	10.32%	—
Allocation	Empower Lifetime 2035 Investor(1)	0.89%	13.46%	11.36%	10.89%
Allocation	Empower Lifetime 2040 Investor	0.92%	15.11%	12.04%	—
Allocation	Empower Lifetime 2045 Investor	0.92%	16.02%	12.43%	11.40%
Allocation	Empower Lifetime 2050 Investor	0.93%	16.15%	12.50%	—
Allocation	Empower Lifetime 2055 Investor	0.92%	16.10%	12.46%	11.31%
Allocation	Empower Lifetime 2060 Investor	0.94%	15.89%	—	—
U.S. Equity	Empower Mid Cap Value Investor - Goldman Sachs Asset Management, L.P.(1)	1.15%	30.17%	9.91%	12.74%
Allocation	Empower Moderate Profile Investor(1)	0.92%	11.98%	9.15%	8.79%
Allocation	Empower Moderately Agg Portfolio Investor(1)	1.02%	14.25%	10.38%	10.09%
Allocation	Empower Moderately Conservative Portfolio Investor(1)	0.83%	9.13%	7.49%	7.22%
Taxable Bond	Empower Multi-Sector Bond Investor(1)	0.90%	0.89%	4.84%	5.51%
Sector Equity	Empower Real Estate Index Investor - Irish Life Inv Managers Ltd(1)	0.70%	44.31%	8.90%	—
FUND-2

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	Empower S&P Mid Cap 400® Index Investor - Irish Life Inv Managers Ltd(1)	0.55%	24.01%	12.48%	13.55%
U.S. Equity	Empower S&P SmallCap 600® Index Investor - Irish Life Inv Managers Ltd	0.56%	25.95%	11.88%	13.92%
Taxable Bond	Empower Short Duration Bond Investor(1)	0.60%	-0.03%	2.50%	2.19%
U.S. Equity	Empower Small Cap Growth Investor(1)	1.19%	13.76%	18.50%	—
U.S. Equity	Empower Small Cap Value Investor(1)	1.09%	30.67%	9.10%	11.90%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Investor - T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
Taxable Bond	Empower US Government Securities Investor(1)	0.60%	-2.15%	2.45%	2.08%
Taxable Bond	Federated Hermes High Income Bond II P(1)(2)	0.82%	4.85%	5.57%	6.34%
U.S. Equity	Federated Hermes Kaufmann II P - Federated Global Inv Mgmt Corp(2)	1.50%	2.51%	18.68%	16.69%
U.S. Equity	Fidelity® VIP Contrafund Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.85%	27.51%	19.87%	16.35%
International Equity	Fidelity® VIP Emerging Markets Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.16%	-2.41%	14.71%	8.17%
U.S. Equity	Fidelity® VIP Extended Market Index Service 2 - Geode Capital Management, LLC	0.38%	20.93%	—	—
U.S. Equity	Fidelity® VIP Growth Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.85%	22.90%	25.98%	19.40%
U.S. Equity	Fidelity® VIP Index 500 Initial - Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%
International Equity	Fidelity® VIP International Index Service 2 - Geode Capital Management, LLC	0.42%	7.48%	—	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.64%	-0.90%	4.08%	3.29%
U.S. Equity	Fidelity® VIP Mid Cap Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.86%	25.31%	13.32%	13.00%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Institutional(1)(2)	0.84%	30.95%	13.17%	13.08%
Alternative	Goldman Sachs VIT Multi-Strategy Alternatives Service(1)(2)	1.25%	4.84%	3.61%	—
U.S. Equity	Invesco V.I. Core Equity I	0.80%	27.74%	13.97%	12.27%
U.S. Equity	Invesco V.I. Diversified Dividend I	0.68%	18.89%	8.37%	11.89%
International Equity	Invesco V.I. EQV International Equity I (formerly, Invesco V.I International Growth I)	0.89%	5.89%	10.17%	8.09%
Sector Equity	Invesco V.I. Global Real Estate I - Invesco Asset Management Ltd	0.97%	25.71%	7.54%	8.11%
Sector Equity	Invesco V.I. Health Care I	0.97%	12.30%	14.76%	13.97%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund I	0.93%	23.24%	11.44%	10.81%
U.S. Equity	Invesco V.I. Main Street Small Cap I	0.84%	22.55%	13.73%	14.69%
Sector Equity	Invesco V.I. Technology I	0.98%	14.41%	25.03%	17.48%
Allocation	Janus Henderson VIT Balanced Institutional(1)	0.62%	17.20%	14.39%	11.81%
U.S. Equity	Janus Henderson VIT Enterprise Institutional	0.72%	16.83%	19.13%	17.23%
Taxable Bond	Janus Henderson VIT Flexible Bond Institutional(1)	0.58%	-0.90%	4.24%	3.68%
FUND-3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	Janus Henderson VIT Forty Institutional	0.76%	22.90%	25.58%	20.29%
International Equity	Janus Henderson VIT Global Rsrch Institutional	0.84%	18.09%	16.70%	13.59%
International Equity	Janus Henderson VIT Global Sustainable Equity Instl(1)	0.92%	—	—	—
Sector Equity	Janus Henderson VIT Global Technology & Innovation Institutional	0.75%	18.01%	30.62%	23.28%
International Equity	Janus Henderson VIT Overseas Institutional	0.83%	13.58%	13.35%	6.25%
U.S. Equity	JPMorgan Insurance Trust Small Cap Core 1	0.84%	21.38%	11.77%	14.01%
U.S. Equity	JPMorgan Insurance Trust US Equity 1	0.76%	29.34%	19.63%	17.47%
U.S. Equity	Lord Abbett Series Developing Growth VC(1)(2)	1.04%	-2.75%	24.69%	17.25%
Taxable Bond	Lord Abbett Series Total Return VC	0.71%	-0.24%	3.61%	3.32%
U.S. Equity	MFS® VIT Growth Initial	0.71%	23.53%	24.87%	19.33%
International Equity	MFS® VIT II International Growth Initial(1)	0.88%	9.27%	14.22%	10.00%
International Equity	MFS® VIT II Research International Init	0.96%	11.57%	12.19%	8.38%
U.S. Equity	MFS® VIT III Blended Rsrch Sm Cap Equity Initial	0.53%	29.64%	12.88%	14.31%
Sector Equity	MFS® VIT III Global Real Estate Initial(1)	0.92%	30.12%	12.99%	12.19%
U.S. Equity	MFS® VIT III Mid Cap Value Initial	0.79%	30.99%	12.42%	13.59%
U.S. Equity	MFS® VIT Mid Cap Growth Initial	0.80%	14.11%	22.66%	18.20%
U.S. Equity	MFS® VIT New Discovery Init	0.87%	1.80%	21.30%	16.15%
U.S. Equity	MFS® VIT Research Initial(1)	0.78%	24.80%	17.94%	15.64%
Taxable Bond	MFS® VIT Total Return Bond Initial	0.53%	-0.81%	4.14%	3.65%
U.S. Equity	MFS® VIT Value Initial(1)	0.70%	25.45%	12.25%	13.42%
U.S. Equity	Neuberger Berman AMT M/C Intrinsic Val I(2)	1.00%	32.80%	8.35%	11.10%
U.S. Equity	Neuberger Berman AMT Mid-Cap Growth I(2)	0.89%	12.99%	19.75%	15.36%
U.S. Equity	Neuberger Berman AMT Sustainable Equity I	0.89%	23.48%	15.72%	14.36%
Taxable Bond	PIMCO Global Bond Opportunities (Unhedged) Admin	0.93%	-7.52%	3.14%	1.02%
Taxable Bond	PIMCO Income Institutional	0.67%	2.15%	5.21%	—
Taxable Bond	PIMCO International Bond (USD-Hdg) Admin	0.94%	-1.96%	3.05%	4.39%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Administrative(1)	0.93%	33.34%	5.72%	-1.86%
Taxable Bond	PIMCO VIT High Yield Admin	0.77%	3.63%	5.46%	6.07%
Taxable Bond	PIMCO VIT Low Duration Admin	0.65%	-0.93%	1.54%	1.59%
Taxable Bond	PIMCO VIT Real Return Admin	0.67%	5.59%	5.33%	3.05%
Taxable Bond	PIMCO VIT Total Return Admin	0.65%	-1.27%	3.94%	3.43%
Sector Equity	Pioneer Real Estate Shares VCT I	1.35%	41.05%	9.97%	10.73%
International Equity	Putnam VT Emerging Markets Equity Fund IA - Putnam Advisory Company, LLC; Putnam Investments Limited(1)(2)	1.10%	-3.98%	11.24%	8.49%
International Equity	Putnam VT Focused International Equity IA - Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.81%	12.84%	12.29%	11.21%
Allocation	Putnam VT Global Asset Allocation IA - Putnam Advisory Company, LLC; Putnam Investments Limited	0.84%	14.25%	10.19%	10.14%
U.S. Equity	Putnam VT Growth Opportunities IA - Putnam Investments Limited	0.64%	23.00%	25.87%	20.16%
Taxable Bond	Putnam VT High Yield IA - Putnam Investments Limited	0.70%	5.20%	5.62%	6.33%
Taxable Bond	Putnam VT Income IB - Putnam Investments Limited	0.82%	-4.59%	3.61%	3.73%
FUND-4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International Equity	Putnam VT International Value IA - Putnam Investments Limited	0.87%	15.28%	8.38%	7.27%
U.S. Equity	Putnam VT Large Cap Value IA - Putnam Investments Limited	0.56%	27.62%	14.08%	14.40%
U.S. Equity	Putnam VT Research IA - Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.73%	24.44%	18.74%	16.68%
U.S. Equity	Putnam VT Small Cap Value IA - Putnam Investments Limited	1.04%	40.37%	9.59%	12.73%
U.S. Equity	Putnam VT Sustainable Future IA - Putnam Investments Limited	0.74%	6.33%	17.53%	16.21%
U.S. Equity	Royce Capital Small-Cap Service(1)(2)	1.33%	28.45%	6.28%	8.37%
U.S. Equity	T. Rowe Price Blue Chip Growth Portfolio II(1)	1.00%	17.33%	22.96%	18.93%
International Equity	VanEck VIP Emerging Markets Initial(2)	1.16%	-11.87%	9.29%	6.88%
Sector Equity	VanEck VIP Global Resources Fund Initial(2)	1.09%	18.92%	2.24%	-0.12%
Taxable Bond	Vanguard VIF Global Bond Index	0.13%	-1.84%	—	—
Taxable Bond	Vanguard VIF Total Bond Market Index	0.14%	-1.72%	3.50%	2.77%
U.S. Equity	Victory RS Small Cap Growth Equity VIP Service I(1)	0.88%	-10.43%	16.82%	15.54%

(1)
These Portfolios and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Owners and will continue past the current year.

(2)
The Sub-Account investing in this Fund is closed to new Owners.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting the Company or by asking your financial adviser. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.
FUND-5

This Updating Summary Prospectus incorporates by reference the Empower Executive Benefit VUL Contract’s Prospectus and Statement of Additional Information (SAI), both dated October 19, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000031797